Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Accrued payroll and welfare	69,269	83,190
Freight payable	63,084	70,656
Deposits from suppliers	5,312	30,755
Installation fee payables	21,850	25,714
Product warranty	22,463	22,420
Marketing and promotion expenses	19,223	18,476
Payments for purchase of property	5,997	15,624
Other tax payable	45,217	15,354
Professional fee payables	10,699	9,188
Refund liabilities	18,088	7,707
Deferred revenue	7,790	5,719
Other current liabilities	37,845	34,085
Total	326,837	338,888
Less: non-current portion	(1,795)	(3,400)
Accrued expenses and other liabilities-current portion	325,042	335,488

Schedule of Product Warranty Activities

Product warranty activities were as follows:

Product Warranty
RMB
Balance at December 31, 2018	12,744
Provided during the year	52,275
Utilized during the year	(42,556)
Balance at December 31, 2019	22,463
Provided during the year	88,375
Utilized during the year	(88,418)
Balance at December 31, 2020	22,420